Annual Total Returns - FidelityFreedomFunds-K6ComboPRO - FidelityFreedomFunds-K6ComboPRO - Fidelity Freedom 2010 Fund	May 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Jun. 07, 2017
Fidelity Freedom 2010 Fund - Class K6
Bar Chart Table:
Annual Return 2018	(3.40%)
Annual Return 2019	14.46%
Annual Return 2020	11.26%
Annual Return 2021	5.65%
Annual Return 2022	(13.04%)
Annual Return 2023	9.97%